SHARE BASED COMPENSATION - Share options activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 shares
SHARE BASED COMPENSATION
Exercise price | $ / shares										$ 3.96
Number of option outstanding
Beginning balance			172,000	172,000	347,536		716,748
Exercise			0	0	(175,536)		(105,200)
Forfeited							(264,012)
Ending balance	172,000	172,000	172,000	172,000	172,000		347,536		716,748
Vested and expected to vest as of December 31, 2023	172,000	172,000	172,000							172,000
Vested and exercisable as of December 31, 2023	172,000	172,000	172,000							172,000
Weighted-Average Exercise Price
Beginning balance | $ / shares				$ 3.96		$ 3.65		$ 3.46
Granted | $ / shares						0
Exercise | $ / shares						3.35		3.29
Forfeited | $ / shares								3.29
Ending balance | $ / shares		$ 3.96		$ 3.96		$ 3.96		$ 3.65	$ 3.46
Vested and expected to vest as of December 31, 2023 | $ / shares										$ 3.96
Vested and exercisable as of December 31, 2023 | $ / shares										3.96
Weighted-Average Remaining Contractual Term
Balance			1 year 8 months 4 days	1 year 8 months 4 days	2 years 8 months 8 days		3 years 10 months 2 days		4 years 3 months
Vested and expected to vest as of December 31, 2023			1 year 8 months 4 days	1 year 8 months 4 days
Vested and exercisable as of December 31, 2023			1 year 8 months 4 days	1 year 8 months 4 days
Aggregate Intrinsic value
Balance | ¥	¥ 7,157	$ 7,157	¥ 7,157		¥ 8,305	$ 8,305	¥ 17,373	$ 17,373	$ 58,836
Vested and expected to vest as of December 31, 2023 | ¥	7,157	7,157	7,157
Vested and exercisable as of December 31, 2023 | ¥	¥ 7,157	$ 7,157	¥ 7,157
Market value of ordinary shares | (per share)	¥ 65.41	$ 65.41	¥ 65.41							$ 9.24
Intrinsic value of options exercised | ¥					8,000		6,000
Share-based compensation expenses | ¥			¥ 862,642		1,000,869		9,884
Cash received from the exercise of share options | ¥			0		5,024		10,185
Share-Based Payment Arrangement, Option
Aggregate Intrinsic value
Share-based compensation expenses | ¥			0		¥ 0		¥ 500
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Aggregate Intrinsic value
Cash received from the exercise of share options			¥ 45,289	$ 6,379
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
SHARE BASED COMPENSATION
Ordinary shares reserved for issuance											40,187,375
Exercise price | ¥ / shares	¥ 8.72	$ 8.72	¥ 8.72		¥ 8.81	$ 8.81
Number of option outstanding
Beginning balance			32,149,900	32,149,900
Granted					32,149,900
Exercise			(5,193,983)	(5,193,983)
Forfeited			(7,576,422)	(7,576,422)
Ending balance	19,379,495	19,379,495	19,379,495	19,379,495	32,149,900
Vested and expected to vest as of December 31, 2023	19,379,495	19,379,495	19,379,495							19,379,495
Vested and exercisable as of December 31, 2023	19,379,495	19,379,495	19,379,495							19,379,495
Weighted-Average Exercise Price
Beginning balance | ¥ / shares			¥ 8.81
Granted | ¥ / shares					¥ 8.81
Exercise | ¥ / shares			8.72
Forfeited | ¥ / shares			8.72
Ending balance | ¥ / shares	¥ 8.72		8.72		¥ 8.81
Vested and expected to vest as of December 31, 2023 | ¥ / shares	8.72	$ 8.72	8.72
Vested and exercisable as of December 31, 2023 | ¥ / shares	¥ 8.72	$ 8.72	¥ 8.72
Weighted-Average Remaining Contractual Term
Balance			2 years 3 months 10 days	2 years 3 months 10 days	2 years 10 months 20 days
Vested and expected to vest as of December 31, 2023			2 years 3 months 10 days	2 years 3 months 10 days
Vested and exercisable as of December 31, 2023			2 years 3 months 10 days	2 years 3 months 10 days
Aggregate Intrinsic value
Balance | ¥	¥ 2,713	$ 2,713	¥ 2,713		¥ 187,755	$ 187,755
Vested and expected to vest as of December 31, 2023 | ¥	2,713	2,713	2,713
Vested and exercisable as of December 31, 2023 | ¥	¥ 2,713	$ 2,713	¥ 2,713
Market value of ordinary shares | ¥ / shares	¥ 8.86	$ 8.86	¥ 8.86
Intrinsic value of options exercised | ¥			¥ 3,000		0
Share-based compensation expenses | ¥			¥ 142,000		33,000
Cash received from the exercise of share options | ¥	¥ 45,000				¥ 0
Grant-date fair value of options | $										$ 132,000